Shareholder Report, Holdings (Details)	Sep. 30, 2024
C000021808 [Member] | Commercial and Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000021808 [Member] | Transportation Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000021808 [Member] | Internet [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.50%
C000021808 [Member] | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.20%
C000021808 [Member] | Biotechnology [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000021808 [Member] | Auto Manufacturers [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000021808 [Member] | Diversified Financial Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000021808 [Member] | REITS [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000021808 [Member] | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000021808 [Member] | Healthcare Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000021808 [Member] | US Government Corporations and Agencies Securities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000021808 [Member] | Collateralized Mortgage Obligations Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000021808 [Member] | Advertising Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000021808 [Member] | Computer Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000021808 [Member] | Retail Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000021808 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000021808 [Member] | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000021808 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000021808 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000021808 [Member] | Corporate Bonds And Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000021808 [Member] | Municipal Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000021808 [Member] | Foreign Government Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000021808 [Member] | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(2.20%)
C000021808 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	74.30%
C000021808 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000021809 [Member] | Commercial and Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000021809 [Member] | Transportation Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000021809 [Member] | Internet [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.50%
C000021809 [Member] | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.20%
C000021809 [Member] | Biotechnology [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000021809 [Member] | Auto Manufacturers [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000021809 [Member] | Diversified Financial Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000021809 [Member] | REITS [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000021809 [Member] | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000021809 [Member] | Healthcare Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000021809 [Member] | US Government Corporations and Agencies Securities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000021809 [Member] | Collateralized Mortgage Obligations Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000021809 [Member] | Advertising Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000021809 [Member] | Computer Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000021809 [Member] | Retail Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000021809 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000021809 [Member] | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000021809 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000021809 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000021809 [Member] | Corporate Bonds And Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000021809 [Member] | Municipal Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000021809 [Member] | Foreign Government Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000021809 [Member] | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(2.20%)
C000021809 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	74.30%
C000021809 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000021810 [Member] | Commercial and Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000021810 [Member] | Transportation Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000021810 [Member] | Internet [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.50%
C000021810 [Member] | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.20%
C000021810 [Member] | Biotechnology [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000021810 [Member] | Auto Manufacturers [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000021810 [Member] | Diversified Financial Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000021810 [Member] | REITS [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000021810 [Member] | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000021810 [Member] | Healthcare Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000021810 [Member] | Collateralized Mortgage Obligations Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000021810 [Member] | Advertising Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000021810 [Member] | Retail Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000021810 [Member] | Computers [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000021810 [Member] | U S Government Corporation And Agencies Securities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000021810 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000021810 [Member] | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000021810 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000021810 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000021810 [Member] | Corporate Bonds And Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000021810 [Member] | Municipal Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000021810 [Member] | Foreign Government Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000021810 [Member] | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(2.20%)
C000021810 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	74.30%
C000021810 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000021811 [Member] | Commercial and Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000021811 [Member] | Internet [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000021811 [Member] | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.70%
C000021811 [Member] | Biotechnology [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000021811 [Member] | Diversified Financial Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000021811 [Member] | Healthcare Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000021811 [Member] | Advertising Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000021811 [Member] | Retail Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000021811 [Member] | Entertainment Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000021811 [Member] | Pipelines [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000021811 [Member] | Semiconductors [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000021811 [Member] | Computers [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000021811 [Member] | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000021811 [Member] | Miscellaneous Manufacturing [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000021811 [Member] | Healthcare Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000021811 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000021811 [Member] | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000021811 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	97.90%
C000021811 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000021811 [Member] | Convertible Preferred Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000021811 [Member] | Unaffiliated Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000021812 [Member] | Commercial and Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000021812 [Member] | Internet [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000021812 [Member] | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.70%
C000021812 [Member] | Biotechnology [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000021812 [Member] | Diversified Financial Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000021812 [Member] | Healthcare Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000021812 [Member] | Advertising Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000021812 [Member] | Retail Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000021812 [Member] | Entertainment Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000021812 [Member] | Pipelines [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000021812 [Member] | Semiconductors [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000021812 [Member] | Computers [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000021812 [Member] | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000021812 [Member] | Miscellaneous Manufacturing [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000021812 [Member] | Healthcare Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000021812 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000021812 [Member] | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000021812 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	97.90%
C000021812 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000021812 [Member] | Convertible Preferred Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000021812 [Member] | Unaffiliated Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000021813 [Member] | Commercial and Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000021813 [Member] | Internet [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000021813 [Member] | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.70%
C000021813 [Member] | Biotechnology [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000021813 [Member] | Diversified Financial Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000021813 [Member] | Healthcare Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000021813 [Member] | Advertising Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000021813 [Member] | Retail Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000021813 [Member] | Entertainment Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000021813 [Member] | Pipelines [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000021813 [Member] | Semiconductors [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000021813 [Member] | Computers [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000021813 [Member] | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000021813 [Member] | Miscellaneous Manufacturing [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000021813 [Member] | Healthcare Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000021813 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000021813 [Member] | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000021813 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	97.90%
C000021813 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000021813 [Member] | Convertible Preferred Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000021813 [Member] | Unaffiliated Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000021814 [Member] | Commercial and Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000021814 [Member] | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000021814 [Member] | Diversified Financial Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000021814 [Member] | REITS [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000021814 [Member] | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000021814 [Member] | Healthcare Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000021814 [Member] | Retail Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000021814 [Member] | Computers [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000021814 [Member] | Healthcare Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000021814 [Member] | Chemicals Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000021814 [Member] | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000021814 [Member] | Oil and Gas [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000021814 [Member] | Electric [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000021814 [Member] | Food [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000021814 [Member] | Machinery Diversified [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000021814 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000021814 [Member] | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000021814 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	97.80%
C000021814 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000021814 [Member] | Unaffiliated Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000021814 [Member] | Convertible Bonds And Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000021815 [Member] | Commercial and Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000021815 [Member] | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000021815 [Member] | Diversified Financial Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000021815 [Member] | REITS [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000021815 [Member] | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000021815 [Member] | Healthcare Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000021815 [Member] | Retail Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000021815 [Member] | Computers [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000021815 [Member] | Healthcare Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000021815 [Member] | Chemicals Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000021815 [Member] | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000021815 [Member] | Oil and Gas [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000021815 [Member] | Electric [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000021815 [Member] | Food [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000021815 [Member] | Machinery Diversified [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000021815 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000021815 [Member] | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000021815 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	97.80%
C000021815 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000021815 [Member] | Unaffiliated Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000021815 [Member] | Convertible Bonds And Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000021816 [Member] | Commercial and Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000021816 [Member] | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000021816 [Member] | Diversified Financial Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000021816 [Member] | REITS [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000021816 [Member] | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000021816 [Member] | Healthcare Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000021816 [Member] | Retail Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000021816 [Member] | Computers [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000021816 [Member] | Healthcare Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000021816 [Member] | Chemicals Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000021816 [Member] | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000021816 [Member] | Oil and Gas [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000021816 [Member] | Electric [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000021816 [Member] | Food [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000021816 [Member] | Machinery Diversified [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000021816 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000021816 [Member] | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000021816 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	97.80%
C000021816 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000021816 [Member] | Unaffiliated Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000021816 [Member] | Convertible Bonds And Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000021817 [Member] | Commercial and Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000021817 [Member] | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000021817 [Member] | Biotechnology [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000021817 [Member] | Diversified Financial Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000021817 [Member] | REITS [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000021817 [Member] | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000021817 [Member] | Healthcare Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000021817 [Member] | Retail Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000021817 [Member] | Computers [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000021817 [Member] | Chemicals Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000021817 [Member] | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000021817 [Member] | Machinery Diversified [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000021817 [Member] | Building Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000021817 [Member] | Home Builders [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000021817 [Member] | Electronics [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000021817 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000021817 [Member] | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000021817 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	97.40%
C000021817 [Member] | Unaffiliated Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000021818 [Member] | Commercial and Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000021818 [Member] | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000021818 [Member] | Biotechnology [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000021818 [Member] | Diversified Financial Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000021818 [Member] | REITS [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000021818 [Member] | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000021818 [Member] | Healthcare Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000021818 [Member] | Retail Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000021818 [Member] | Computers [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000021818 [Member] | Chemicals Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000021818 [Member] | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000021818 [Member] | Machinery Diversified [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000021818 [Member] | Building Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000021818 [Member] | Home Builders [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000021818 [Member] | Electronics [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000021818 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000021818 [Member] | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000021818 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	97.40%
C000021818 [Member] | Unaffiliated Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000021819 [Member] | Commercial and Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000021819 [Member] | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000021819 [Member] | Biotechnology [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000021819 [Member] | Diversified Financial Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000021819 [Member] | REITS [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000021819 [Member] | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000021819 [Member] | Healthcare Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000021819 [Member] | Retail Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000021819 [Member] | Computers [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000021819 [Member] | Chemicals Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000021819 [Member] | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000021819 [Member] | Machinery Diversified [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000021819 [Member] | Building Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000021819 [Member] | Home Builders [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000021819 [Member] | Electronics [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000021819 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000021819 [Member] | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000021819 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	97.40%
C000021819 [Member] | Unaffiliated Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000021820 [Member] | Other countries [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.30%
C000021820 [Member] | Other assets less liabilities Country [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000021820 [Member] | Commercial and Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000021820 [Member] | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000021820 [Member] | Auto Manufacturers [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000021820 [Member] | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000021820 [Member] | Healthcare Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000021820 [Member] | Retail Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000021820 [Member] | Semiconductors [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000021820 [Member] | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000021820 [Member] | Chemicals Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000021820 [Member] | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000021820 [Member] | Oil and Gas [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000021820 [Member] | Electric [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000021820 [Member] | Food [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000021820 [Member] | Cosmetics Personal Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000021820 [Member] | Mining [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000021820 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000021820 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000021820 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000021820 [Member] | DENMARK
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000021820 [Member] | SPAIN
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000021820 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000021820 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	16.20%
C000021820 [Member] | ITALY
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000021820 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	20.90%
C000021820 [Member] | SWEDEN
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000021820 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000021820 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000021820 [Member] | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000021820 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.00%
C000021820 [Member] | Unaffiliated Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000021821 [Member] | Other countries [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.30%
C000021821 [Member] | Other assets less liabilities Country [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000021821 [Member] | Commercial and Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000021821 [Member] | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000021821 [Member] | Auto Manufacturers [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000021821 [Member] | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000021821 [Member] | Healthcare Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000021821 [Member] | Retail Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000021821 [Member] | Semiconductors [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000021821 [Member] | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000021821 [Member] | Chemicals Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000021821 [Member] | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000021821 [Member] | Oil and Gas [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000021821 [Member] | Electric [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000021821 [Member] | Food [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000021821 [Member] | Cosmetics Personal Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000021821 [Member] | Mining [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000021821 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000021821 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000021821 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000021821 [Member] | DENMARK
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000021821 [Member] | SPAIN
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000021821 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000021821 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	16.20%
C000021821 [Member] | ITALY
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000021821 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	20.90%
C000021821 [Member] | SWEDEN
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000021821 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000021821 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000021821 [Member] | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000021821 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.00%
C000021821 [Member] | Unaffiliated Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000021822 [Member] | Other countries [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.30%
C000021822 [Member] | Other assets less liabilities Country [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000021822 [Member] | Commercial and Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000021822 [Member] | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000021822 [Member] | Auto Manufacturers [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000021822 [Member] | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000021822 [Member] | Healthcare Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000021822 [Member] | Retail Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000021822 [Member] | Semiconductors [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000021822 [Member] | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000021822 [Member] | Chemicals Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000021822 [Member] | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000021822 [Member] | Oil and Gas [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000021822 [Member] | Electric [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000021822 [Member] | Food [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000021822 [Member] | Cosmetics Personal Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000021822 [Member] | Mining [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000021822 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000021822 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000021822 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000021822 [Member] | DENMARK
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000021822 [Member] | SPAIN
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000021822 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000021822 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	16.20%
C000021822 [Member] | ITALY
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000021822 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	20.90%
C000021822 [Member] | SWEDEN
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000021822 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000021822 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000021822 [Member] | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000021822 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.00%
C000021822 [Member] | Unaffiliated Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000021823 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	7.20%	[1]
C000021823 [Member] | Moody's, Ca Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%	[1]
C000021823 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Investments	64.50%	[1]
C000021823 [Member] | Aa [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%	[1]
C000021823 [Member] | A [Member]
Holdings [Line Items]
Percent of Total Investments	9.20%	[1]
C000021823 [Member] | Baa [Member]
Holdings [Line Items]
Percent of Total Investments	13.80%	[1]
C000021823 [Member] | Ba [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%	[1]
C000021823 [Member] | B [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%	[1]
C000021823 [Member] | Caa [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%	[1]
C000021823 [Member] | REITS [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000021823 [Member] | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000021823 [Member] | US Government Corporations and Agencies Securities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	69.10%
C000021823 [Member] | Collateralized Mortgage Obligations Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000021823 [Member] | Pipelines [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000021823 [Member] | Healthcare Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000021823 [Member] | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000021823 [Member] | Oil and Gas [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000021823 [Member] | Electric [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000021823 [Member] | Foreign Government Obligations Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000021823 [Member] | Telecommunications [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000021823 [Member] | Repurchase Agreements Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000021823 [Member] | Media [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000021823 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000021823 [Member] | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000021823 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000021823 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	69.10%
C000021823 [Member] | Corporate Bonds And Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.50%
C000021823 [Member] | Municipal Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000021823 [Member] | Foreign Government Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000021823 [Member] | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(18.40%)
C000021823 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000021823 [Member] | Other Asset Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000021823 [Member] | Auto Loan Receivables [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000021824 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	7.20%	[2]
C000021824 [Member] | Moody's, Ca Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%	[2]
C000021824 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Investments	64.50%	[2]
C000021824 [Member] | Aa [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%	[2]
C000021824 [Member] | A [Member]
Holdings [Line Items]
Percent of Total Investments	9.20%	[2]
C000021824 [Member] | Baa [Member]
Holdings [Line Items]
Percent of Total Investments	13.80%	[2]
C000021824 [Member] | Ba [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%	[2]
C000021824 [Member] | B [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%	[2]
C000021824 [Member] | Caa [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%	[2]
C000021824 [Member] | REITS [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000021824 [Member] | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000021824 [Member] | Collateralized Mortgage Obligations Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000021824 [Member] | Pipelines [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000021824 [Member] | Healthcare Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000021824 [Member] | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000021824 [Member] | Oil and Gas [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000021824 [Member] | Electric [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000021824 [Member] | Foreign Government Obligations Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000021824 [Member] | Telecommunications [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000021824 [Member] | Repurchase Agreements Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000021824 [Member] | Media [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000021824 [Member] | U S Government Corporation And Agencies Securities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	69.10%
C000021824 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000021824 [Member] | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000021824 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000021824 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	69.10%
C000021824 [Member] | Corporate Bonds And Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.50%
C000021824 [Member] | Municipal Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000021824 [Member] | Foreign Government Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000021824 [Member] | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(18.40%)
C000021824 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000021824 [Member] | Other Asset Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000021824 [Member] | Auto Loan Receivables [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000021825 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	7.20%	[3]
C000021825 [Member] | Moody's, Ca Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%	[3]
C000021825 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Investments	64.50%	[3]
C000021825 [Member] | Aa [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%	[3]
C000021825 [Member] | A [Member]
Holdings [Line Items]
Percent of Total Investments	9.20%	[3]
C000021825 [Member] | Baa [Member]
Holdings [Line Items]
Percent of Total Investments	13.80%	[3]
C000021825 [Member] | Ba [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%	[3]
C000021825 [Member] | B [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%	[3]
C000021825 [Member] | Caa [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%	[3]
C000021825 [Member] | REITS [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000021825 [Member] | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000021825 [Member] | Collateralized Mortgage Obligations Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000021825 [Member] | Pipelines [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000021825 [Member] | Healthcare Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000021825 [Member] | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000021825 [Member] | Oil and Gas [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000021825 [Member] | Electric [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000021825 [Member] | Foreign Government Obligations Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000021825 [Member] | Telecommunications [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000021825 [Member] | Repurchase Agreements Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000021825 [Member] | Media [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000021825 [Member] | U S Government Corporation And Agencies Securities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	69.10%
C000021825 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000021825 [Member] | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000021825 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000021825 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	69.10%
C000021825 [Member] | Corporate Bonds And Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.50%
C000021825 [Member] | Municipal Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000021825 [Member] | Foreign Government Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000021825 [Member] | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(18.40%)
C000021825 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000021825 [Member] | Other Asset Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000021825 [Member] | Auto Loan Receivables [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000109742 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	9.30%	[4]
C000109742 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Investments	79.40%	[4]
C000109742 [Member] | Aa [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%	[4]
C000109742 [Member] | A [Member]
Holdings [Line Items]
Percent of Total Investments	6.80%	[4]
C000109742 [Member] | Baa [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%	[4]
C000109742 [Member] | Auto Manufacturers [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000109742 [Member] | Diversified Financial Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000109742 [Member] | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000109742 [Member] | Healthcare Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000109742 [Member] | Collateralized Mortgage Obligations Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000109742 [Member] | Healthcare Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000109742 [Member] | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000109742 [Member] | Electric [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000109742 [Member] | Foreign Government Obligations Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000109742 [Member] | U S Government Corporation And Agencies Securities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	72.30%
C000109742 [Member] | Short Term Investments Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000109742 [Member] | Machinery Construction And Mining [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000109742 [Member] | Home Equity Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000109742 [Member] | Municipal Securities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000109742 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000109742 [Member] | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000109742 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000109742 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	72.30%
C000109742 [Member] | Corporate Bonds And Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000109742 [Member] | Municipal Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000109742 [Member] | Foreign Government Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000109742 [Member] | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000109742 [Member] | Other Asset Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000021826 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	9.30%	[5]
C000021826 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Investments	79.40%	[5]
C000021826 [Member] | Aa [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%	[5]
C000021826 [Member] | A [Member]
Holdings [Line Items]
Percent of Total Investments	6.80%	[5]
C000021826 [Member] | Baa [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%	[5]
C000021826 [Member] | Auto Manufacturers [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000021826 [Member] | Diversified Financial Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000021826 [Member] | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000021826 [Member] | Healthcare Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000021826 [Member] | Collateralized Mortgage Obligations Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000021826 [Member] | Healthcare Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000021826 [Member] | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000021826 [Member] | Electric [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000021826 [Member] | Foreign Government Obligations Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000021826 [Member] | U S Government Corporation And Agencies Securities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	72.30%
C000021826 [Member] | Short Term Investments Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000021826 [Member] | Machinery Construction And Mining [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000021826 [Member] | Home Equity Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000021826 [Member] | Municipal Securities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000021826 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000021826 [Member] | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000021826 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000021826 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	72.30%
C000021826 [Member] | Corporate Bonds And Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000021826 [Member] | Municipal Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000021826 [Member] | Foreign Government Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000021826 [Member] | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000021826 [Member] | Other Asset Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000021837 [Member] | Commercial and Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000021837 [Member] | Internet [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.20%
C000021837 [Member] | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000021837 [Member] | Biotechnology [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000021837 [Member] | Auto Manufacturers [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000021837 [Member] | Diversified Financial Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000021837 [Member] | REITS [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000021837 [Member] | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000021837 [Member] | Healthcare Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000021837 [Member] | US Government Corporations and Agencies Securities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.30%
C000021837 [Member] | Collateralized Mortgage Obligations Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000021837 [Member] | Advertising Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000021837 [Member] | Retail Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000021837 [Member] | Electric [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000021837 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000021837 [Member] | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000021837 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.30%
C000021837 [Member] | Corporate Bonds And Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000021837 [Member] | Municipal Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000021837 [Member] | Foreign Government Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000021837 [Member] | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(3.50%)
C000021837 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	58.80%
C000021837 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000021837 [Member] | Other Asset Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000021838 [Member] | Commercial and Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000021838 [Member] | Internet [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.20%
C000021838 [Member] | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000021838 [Member] | Biotechnology [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000021838 [Member] | Auto Manufacturers [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000021838 [Member] | Diversified Financial Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000021838 [Member] | REITS [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000021838 [Member] | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000021838 [Member] | Healthcare Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000021838 [Member] | Collateralized Mortgage Obligations Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000021838 [Member] | Advertising Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000021838 [Member] | Retail Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000021838 [Member] | Electric [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000021838 [Member] | U S Government Corporation And Agencies Securities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.30%
C000021838 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000021838 [Member] | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000021838 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.30%
C000021838 [Member] | Corporate Bonds And Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000021838 [Member] | Municipal Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000021838 [Member] | Foreign Government Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000021838 [Member] | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(3.50%)
C000021838 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	58.80%
C000021838 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000021838 [Member] | Other Asset Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000021839 [Member] | Commercial and Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000021839 [Member] | Internet [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.20%
C000021839 [Member] | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000021839 [Member] | Biotechnology [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000021839 [Member] | Auto Manufacturers [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000021839 [Member] | Diversified Financial Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000021839 [Member] | REITS [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000021839 [Member] | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000021839 [Member] | Healthcare Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000021839 [Member] | US Government Corporations and Agencies Securities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.30%
C000021839 [Member] | Collateralized Mortgage Obligations Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000021839 [Member] | Advertising Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000021839 [Member] | Retail Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000021839 [Member] | Electric [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000021839 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000021839 [Member] | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000021839 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.30%
C000021839 [Member] | Corporate Bonds And Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000021839 [Member] | Municipal Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000021839 [Member] | Foreign Government Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000021839 [Member] | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(3.50%)
C000021839 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	58.80%
C000021839 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000021839 [Member] | Other Asset Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000109743 [Member] | Internet [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000109743 [Member] | REITS [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000109743 [Member] | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000109743 [Member] | Retail Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000109743 [Member] | Semiconductors [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000109743 [Member] | Computers [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000109743 [Member] | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000109743 [Member] | Healthcare Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000109743 [Member] | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000109743 [Member] | Oil and Gas [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000109743 [Member] | Electric [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000109743 [Member] | Mining [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000109743 [Member] | Telecommunications [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000109743 [Member] | Repurchase Agreements Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000109743 [Member] | Aerospace Defense [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000109743 [Member] | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
C000109743 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	97.10%
C000109743 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000109743 [Member] | Preferred Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000021840 [Member] | Internet [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000021840 [Member] | REITS [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000021840 [Member] | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000021840 [Member] | Retail Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000021840 [Member] | Semiconductors [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000021840 [Member] | Computers [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000021840 [Member] | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000021840 [Member] | Healthcare Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000021840 [Member] | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000021840 [Member] | Oil and Gas [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000021840 [Member] | Electric [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000021840 [Member] | Mining [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000021840 [Member] | Telecommunications [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000021840 [Member] | Repurchase Agreements Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000021840 [Member] | Aerospace Defense [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000021840 [Member] | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
C000021840 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	97.10%
C000021840 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000021840 [Member] | Preferred Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000021841 [Member] | Internet [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000021841 [Member] | REITS [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000021841 [Member] | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000021841 [Member] | Retail Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000021841 [Member] | Semiconductors [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000021841 [Member] | Computers [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000021841 [Member] | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000021841 [Member] | Healthcare Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000021841 [Member] | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000021841 [Member] | Oil and Gas [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000021841 [Member] | Electric [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000021841 [Member] | Mining [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000021841 [Member] | Telecommunications [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000021841 [Member] | Repurchase Agreements Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000021841 [Member] | Aerospace Defense [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000021841 [Member] | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
C000021841 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	97.10%
C000021841 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000021841 [Member] | Preferred Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000171551 [Member] | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.00%)
C000171551 [Member] | Domestic Fixed Income Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.10%
C000171551 [Member] | International Fixed Income Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000171551 [Member] | Domestic Equity Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	60.30%
C000171551 [Member] | International Equity Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.40%
C000021842 [Member] | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.00%)
C000021842 [Member] | Domestic Fixed Income Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.10%
C000021842 [Member] | International Fixed Income Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000021842 [Member] | Domestic Equity Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	60.30%
C000021842 [Member] | International Equity Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.40%
C000171552 [Member] | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.00%)
C000171552 [Member] | Domestic Fixed Income Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.40%
C000171552 [Member] | International Fixed Income Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000171552 [Member] | Domestic Equity Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	50.30%
C000171552 [Member] | International Equity Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.10%
C000021843 [Member] | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.00%)
C000021843 [Member] | Domestic Fixed Income Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.40%
C000021843 [Member] | International Fixed Income Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000021843 [Member] | Domestic Equity Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	50.30%
C000021843 [Member] | International Equity Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.10%
C000171553 [Member] | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000171553 [Member] | Domestic Fixed Income Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	42.00%
C000171553 [Member] | International Fixed Income Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000171553 [Member] | Domestic Equity Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	45.90%
C000171553 [Member] | International Equity Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000021844 [Member] | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000021844 [Member] | Domestic Fixed Income Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	42.00%
C000021844 [Member] | International Fixed Income Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000021844 [Member] | Domestic Equity Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	45.90%
C000021844 [Member] | International Equity Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000171554 [Member] | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000171554 [Member] | Domestic Fixed Income Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	57.10%
C000171554 [Member] | International Fixed Income Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000171554 [Member] | Domestic Equity Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.30%
C000171554 [Member] | International Equity Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000021845 [Member] | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000021845 [Member] | Domestic Fixed Income Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	57.10%
C000021845 [Member] | International Fixed Income Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000021845 [Member] | Domestic Equity Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.30%
C000021845 [Member] | International Equity Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000021846 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	14.40%	[6]
C000021846 [Member] | Moody's, Ca Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%	[6]
C000021846 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Investments	52.30%	[6]
C000021846 [Member] | Aa [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%	[6]
C000021846 [Member] | A [Member]
Holdings [Line Items]
Percent of Total Investments	9.40%	[6]
C000021846 [Member] | Baa [Member]
Holdings [Line Items]
Percent of Total Investments	13.80%	[6]
C000021846 [Member] | Ba [Member]
Holdings [Line Items]
Percent of Total Investments	6.80%	[6]
C000021846 [Member] | B [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%	[6]
C000021846 [Member] | Caa [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%	[6]
C000021846 [Member] | Commercial and Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000021846 [Member] | Internet [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000021846 [Member] | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000021846 [Member] | Biotechnology [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000021846 [Member] | Auto Manufacturers [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000021846 [Member] | Diversified Financial Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000021846 [Member] | REITS [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000021846 [Member] | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000021846 [Member] | US Government Corporations and Agencies Securities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.70%
C000021846 [Member] | Collateralized Mortgage Obligations Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000021846 [Member] | Advertising Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000021846 [Member] | Oil and Gas [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000021846 [Member] | Electric [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000021846 [Member] | Repurchase Agreements Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000021846 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000021846 [Member] | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000021846 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.70%
C000021846 [Member] | Corporate Bonds And Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.60%
C000021846 [Member] | Municipal Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000021846 [Member] | Foreign Government Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000021846 [Member] | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(7.20%)
C000021846 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.70%
C000021846 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000021846 [Member] | Other Asset Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000021847 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	14.40%	[7]
C000021847 [Member] | Moody's, Ca Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%	[7]
C000021847 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Investments	52.30%	[7]
C000021847 [Member] | Aa [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%	[7]
C000021847 [Member] | A [Member]
Holdings [Line Items]
Percent of Total Investments	9.40%	[7]
C000021847 [Member] | Baa [Member]
Holdings [Line Items]
Percent of Total Investments	13.80%	[7]
C000021847 [Member] | Ba [Member]
Holdings [Line Items]
Percent of Total Investments	6.80%	[7]
C000021847 [Member] | B [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%	[7]
C000021847 [Member] | Caa [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%	[7]
C000021847 [Member] | Commercial and Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000021847 [Member] | Internet [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000021847 [Member] | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000021847 [Member] | Biotechnology [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000021847 [Member] | Auto Manufacturers [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000021847 [Member] | Diversified Financial Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000021847 [Member] | REITS [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000021847 [Member] | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000021847 [Member] | US Government Corporations and Agencies Securities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.70%
C000021847 [Member] | Collateralized Mortgage Obligations Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000021847 [Member] | Advertising Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000021847 [Member] | Oil and Gas [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000021847 [Member] | Electric [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000021847 [Member] | Repurchase Agreements Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000021847 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000021847 [Member] | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000021847 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.70%
C000021847 [Member] | Corporate Bonds And Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.60%
C000021847 [Member] | Municipal Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000021847 [Member] | Foreign Government Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000021847 [Member] | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(7.20%)
C000021847 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.70%
C000021847 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000021847 [Member] | Other Asset Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000021848 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	14.40%	[8]
C000021848 [Member] | Moody's, Ca Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%	[8]
C000021848 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Investments	52.30%	[8]
C000021848 [Member] | Aa [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%	[8]
C000021848 [Member] | A [Member]
Holdings [Line Items]
Percent of Total Investments	9.40%	[8]
C000021848 [Member] | Baa [Member]
Holdings [Line Items]
Percent of Total Investments	13.80%	[8]
C000021848 [Member] | Ba [Member]
Holdings [Line Items]
Percent of Total Investments	6.80%	[8]
C000021848 [Member] | B [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%	[8]
C000021848 [Member] | Caa [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%	[8]
C000021848 [Member] | Commercial and Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000021848 [Member] | Internet [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000021848 [Member] | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000021848 [Member] | Biotechnology [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000021848 [Member] | Auto Manufacturers [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000021848 [Member] | Diversified Financial Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000021848 [Member] | REITS [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000021848 [Member] | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000021848 [Member] | US Government Corporations and Agencies Securities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.70%
C000021848 [Member] | Collateralized Mortgage Obligations Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000021848 [Member] | Advertising Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000021848 [Member] | Oil and Gas [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000021848 [Member] | Electric [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000021848 [Member] | Repurchase Agreements Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000021848 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000021848 [Member] | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000021848 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.70%
C000021848 [Member] | Corporate Bonds And Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.60%
C000021848 [Member] | Municipal Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000021848 [Member] | Foreign Government Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000021848 [Member] | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(7.20%)
C000021848 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.70%
C000021848 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000021848 [Member] | Other Asset Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000021849 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	14.00%	[9]
C000021849 [Member] | Moody's, Ca Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%	[9]
C000021849 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Investments	53.10%	[9]
C000021849 [Member] | Aa [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%	[9]
C000021849 [Member] | A [Member]
Holdings [Line Items]
Percent of Total Investments	8.80%	[9]
C000021849 [Member] | Baa [Member]
Holdings [Line Items]
Percent of Total Investments	13.90%	[9]
C000021849 [Member] | Ba [Member]
Holdings [Line Items]
Percent of Total Investments	7.00%	[9]
C000021849 [Member] | B [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%	[9]
C000021849 [Member] | Caa [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%	[9]
C000021849 [Member] | Commercial and Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000021849 [Member] | Internet [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000021849 [Member] | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000021849 [Member] | REITS [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000021849 [Member] | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000021849 [Member] | Collateralized Mortgage Obligations Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000021849 [Member] | Advertising Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000021849 [Member] | Oil and Gas [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000021849 [Member] | Electric [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000021849 [Member] | Foreign Government Obligations Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000021849 [Member] | Repurchase Agreements Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000021849 [Member] | U S Government Corporation And Agencies Securities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	41.30%
C000021849 [Member] | Municipal Securities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000021849 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000021849 [Member] | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000021849 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	41.30%
C000021849 [Member] | Corporate Bonds And Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.60%
C000021849 [Member] | Municipal Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000021849 [Member] | Foreign Government Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000021849 [Member] | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(11.40%)
C000021849 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.00%
C000021849 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000021849 [Member] | Other Asset Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000021849 [Member] | Auto Loan Receivables [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000021850 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	14.00%	[10]
C000021850 [Member] | Moody's, Ca Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%	[10]
C000021850 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Investments	53.10%	[10]
C000021850 [Member] | Aa [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%	[10]
C000021850 [Member] | A [Member]
Holdings [Line Items]
Percent of Total Investments	8.80%	[10]
C000021850 [Member] | Baa [Member]
Holdings [Line Items]
Percent of Total Investments	13.90%	[10]
C000021850 [Member] | Ba [Member]
Holdings [Line Items]
Percent of Total Investments	7.00%	[10]
C000021850 [Member] | B [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%	[10]
C000021850 [Member] | Caa [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%	[10]
C000021850 [Member] | Commercial and Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000021850 [Member] | Internet [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000021850 [Member] | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000021850 [Member] | REITS [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000021850 [Member] | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000021850 [Member] | Collateralized Mortgage Obligations Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000021850 [Member] | Advertising Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000021850 [Member] | Oil and Gas [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000021850 [Member] | Electric [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000021850 [Member] | Foreign Government Obligations Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000021850 [Member] | Repurchase Agreements Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000021850 [Member] | U S Government Corporation And Agencies Securities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	41.30%
C000021850 [Member] | Municipal Securities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000021850 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000021850 [Member] | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000021850 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	41.30%
C000021850 [Member] | Corporate Bonds And Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.60%
C000021850 [Member] | Municipal Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000021850 [Member] | Foreign Government Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000021850 [Member] | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(11.40%)
C000021850 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.00%
C000021850 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000021850 [Member] | Other Asset Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000021850 [Member] | Auto Loan Receivables [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000021851 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	14.00%	[11]
C000021851 [Member] | Moody's, Ca Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%	[11]
C000021851 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Investments	53.10%	[11]
C000021851 [Member] | Aa [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%	[11]
C000021851 [Member] | A [Member]
Holdings [Line Items]
Percent of Total Investments	8.80%	[11]
C000021851 [Member] | Baa [Member]
Holdings [Line Items]
Percent of Total Investments	13.90%	[11]
C000021851 [Member] | Ba [Member]
Holdings [Line Items]
Percent of Total Investments	7.00%	[11]
C000021851 [Member] | B [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%	[11]
C000021851 [Member] | Caa [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%	[11]
C000021851 [Member] | Commercial and Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000021851 [Member] | Internet [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000021851 [Member] | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000021851 [Member] | REITS [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000021851 [Member] | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000021851 [Member] | Collateralized Mortgage Obligations Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000021851 [Member] | Advertising Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000021851 [Member] | Oil and Gas [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000021851 [Member] | Electric [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000021851 [Member] | Foreign Government Obligations Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000021851 [Member] | Repurchase Agreements Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000021851 [Member] | U S Government Corporation And Agencies Securities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	41.30%
C000021851 [Member] | Municipal Securities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000021851 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000021851 [Member] | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000021851 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	41.30%
C000021851 [Member] | Corporate Bonds And Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.60%
C000021851 [Member] | Municipal Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000021851 [Member] | Foreign Government Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000021851 [Member] | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(11.40%)
C000021851 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.00%
C000021851 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000021851 [Member] | Other Asset Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000021851 [Member] | Auto Loan Receivables [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000021852 [Member] | Commercial and Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000021852 [Member] | Internet [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000021852 [Member] | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000021852 [Member] | Diversified Financial Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000021852 [Member] | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000021852 [Member] | Retail Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000021852 [Member] | Semiconductors [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000021852 [Member] | Computers [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000021852 [Member] | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000021852 [Member] | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000021852 [Member] | Oil and Gas [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000021852 [Member] | Electric [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000021852 [Member] | Repurchase Agreements Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000021852 [Member] | U S Government Corporation And Agencies Securities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000021852 [Member] | Short Term Investments Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000021852 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000021852 [Member] | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000021852 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000021852 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000021852 [Member] | Corporate Bonds And Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000021852 [Member] | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.00%)
C000021852 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	78.50%
C000021852 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000021852 [Member] | Loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000021853 [Member] | Commercial and Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000021853 [Member] | Internet [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000021853 [Member] | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000021853 [Member] | Diversified Financial Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000021853 [Member] | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000021853 [Member] | US Government Corporations and Agencies Securities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000021853 [Member] | Retail Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000021853 [Member] | Semiconductors [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000021853 [Member] | Computers [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000021853 [Member] | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000021853 [Member] | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000021853 [Member] | Oil and Gas [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000021853 [Member] | Electric [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000021853 [Member] | Repurchase Agreements Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000021853 [Member] | Short Term Investments Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000021853 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000021853 [Member] | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000021853 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000021853 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000021853 [Member] | Corporate Bonds And Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000021853 [Member] | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.00%)
C000021853 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	78.50%
C000021853 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000021853 [Member] | Loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000021854 [Member] | Commercial and Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000021854 [Member] | Internet [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000021854 [Member] | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000021854 [Member] | Diversified Financial Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000021854 [Member] | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000021854 [Member] | US Government Corporations and Agencies Securities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000021854 [Member] | Retail Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000021854 [Member] | Semiconductors [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000021854 [Member] | Computers [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000021854 [Member] | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000021854 [Member] | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000021854 [Member] | Oil and Gas [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000021854 [Member] | Electric [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000021854 [Member] | Repurchase Agreements Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000021854 [Member] | Short Term Investments Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000021854 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000021854 [Member] | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000021854 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000021854 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000021854 [Member] | Corporate Bonds And Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000021854 [Member] | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.00%)
C000021854 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	78.50%
C000021854 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000021854 [Member] | Loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000021855 [Member] | Transportation Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000021855 [Member] | Internet [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.20%
C000021855 [Member] | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.70%
C000021855 [Member] | Biotechnology [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000021855 [Member] | Auto Manufacturers [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000021855 [Member] | Diversified Financial Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000021855 [Member] | Healthcare Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000021855 [Member] | Retail Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000021855 [Member] | Semiconductors [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000021855 [Member] | Computers [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000021855 [Member] | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000021855 [Member] | Miscellaneous Manufacturing [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000021855 [Member] | Healthcare Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000021855 [Member] | Chemicals Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000021855 [Member] | Short Term Investments Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000021855 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000021855 [Member] | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.00%)
C000021855 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.20%
C000021855 [Member] | Convertible Preferred Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000021856 [Member] | Transportation Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000021856 [Member] | Internet [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.20%
C000021856 [Member] | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.70%
C000021856 [Member] | Biotechnology [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000021856 [Member] | Auto Manufacturers [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000021856 [Member] | Diversified Financial Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000021856 [Member] | Healthcare Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000021856 [Member] | Retail Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000021856 [Member] | Semiconductors [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000021856 [Member] | Computers [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000021856 [Member] | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000021856 [Member] | Miscellaneous Manufacturing [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000021856 [Member] | Healthcare Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000021856 [Member] | Chemicals Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000021856 [Member] | Short Term Investments Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000021856 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000021856 [Member] | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.00%)
C000021856 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.20%
C000021856 [Member] | Convertible Preferred Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000021857 [Member] | Transportation Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000021857 [Member] | Internet [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.20%
C000021857 [Member] | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.70%
C000021857 [Member] | Biotechnology [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000021857 [Member] | Auto Manufacturers [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000021857 [Member] | Diversified Financial Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000021857 [Member] | Healthcare Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000021857 [Member] | Retail Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000021857 [Member] | Semiconductors [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000021857 [Member] | Computers [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000021857 [Member] | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000021857 [Member] | Miscellaneous Manufacturing [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000021857 [Member] | Healthcare Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000021857 [Member] | Chemicals Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000021857 [Member] | Short Term Investments Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000021857 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000021857 [Member] | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.00%)
C000021857 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.20%
C000021857 [Member] | Convertible Preferred Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000021858 [Member] | Commercial and Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000021858 [Member] | Transportation Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000021858 [Member] | Internet [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.10%
C000021858 [Member] | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.40%
C000021858 [Member] | Biotechnology [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000021858 [Member] | Auto Manufacturers [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000021858 [Member] | Diversified Financial Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000021858 [Member] | REITS [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000021858 [Member] | Healthcare Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000021858 [Member] | Advertising Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000021858 [Member] | Retail Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000021858 [Member] | Semiconductors [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000021858 [Member] | Computers [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000021858 [Member] | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000021858 [Member] | Unaffiliated Investment Companies Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000021858 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000021858 [Member] | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000021858 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.40%
C000021858 [Member] | Unaffiliated Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000021859 [Member] | Commercial and Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000021859 [Member] | Transportation Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000021859 [Member] | Internet [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.10%
C000021859 [Member] | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.40%
C000021859 [Member] | Biotechnology [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000021859 [Member] | Auto Manufacturers [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000021859 [Member] | Diversified Financial Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000021859 [Member] | REITS [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000021859 [Member] | Healthcare Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000021859 [Member] | Advertising Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000021859 [Member] | Retail Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000021859 [Member] | Semiconductors [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000021859 [Member] | Computers [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000021859 [Member] | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000021859 [Member] | Unaffiliated Investment Companies Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000021859 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000021859 [Member] | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000021859 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.40%
C000021859 [Member] | Unaffiliated Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000021860 [Member] | Commercial and Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000021860 [Member] | Transportation Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000021860 [Member] | Internet [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.10%
C000021860 [Member] | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.40%
C000021860 [Member] | Biotechnology [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000021860 [Member] | Auto Manufacturers [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000021860 [Member] | Diversified Financial Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000021860 [Member] | REITS [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000021860 [Member] | Healthcare Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000021860 [Member] | Advertising Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000021860 [Member] | Retail Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000021860 [Member] | Semiconductors [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000021860 [Member] | Computers [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000021860 [Member] | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000021860 [Member] | Unaffiliated Investment Companies Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000021860 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000021860 [Member] | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000021860 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.40%
C000021860 [Member] | Unaffiliated Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000021864 [Member] | Transportation Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000021864 [Member] | Diversified Financial Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000021864 [Member] | REITS [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000021864 [Member] | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000021864 [Member] | Healthcare Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000021864 [Member] | Retail Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000021864 [Member] | Semiconductors [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000021864 [Member] | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000021864 [Member] | Healthcare Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000021864 [Member] | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000021864 [Member] | Oil and Gas [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000021864 [Member] | Electric [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000021864 [Member] | Cosmetics Personal Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000021864 [Member] | Telecommunications [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000021864 [Member] | Aerospace Defense [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000021864 [Member] | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000021864 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.50%
C000021864 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000021864 [Member] | Unaffiliated Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000021865 [Member] | Transportation Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000021865 [Member] | Diversified Financial Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000021865 [Member] | REITS [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000021865 [Member] | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000021865 [Member] | Healthcare Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000021865 [Member] | Retail Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000021865 [Member] | Semiconductors [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000021865 [Member] | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000021865 [Member] | Healthcare Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000021865 [Member] | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000021865 [Member] | Oil and Gas [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000021865 [Member] | Electric [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000021865 [Member] | Cosmetics Personal Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000021865 [Member] | Telecommunications [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000021865 [Member] | Aerospace Defense [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000021865 [Member] | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000021865 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.50%
C000021865 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000021865 [Member] | Unaffiliated Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000021866 [Member] | Transportation Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000021866 [Member] | Diversified Financial Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000021866 [Member] | REITS [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000021866 [Member] | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000021866 [Member] | Healthcare Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000021866 [Member] | Retail Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000021866 [Member] | Semiconductors [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000021866 [Member] | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000021866 [Member] | Healthcare Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000021866 [Member] | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000021866 [Member] | Oil and Gas [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000021866 [Member] | Electric [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000021866 [Member] | Cosmetics Personal Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000021866 [Member] | Telecommunications [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000021866 [Member] | Aerospace Defense [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000021866 [Member] | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000021866 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.50%
C000021866 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000021866 [Member] | Unaffiliated Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%

[1]	Credit quality ratings shown above reflect the rating assigned by Moody's Investors Service, Inc. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change. Percentages exclude short-term securities.
[2]	Credit quality ratings shown above reflect the rating assigned by Moody's Investors Service, Inc. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change. Percentages exclude short-term securities.
[3]	Credit quality ratings shown above reflect the rating assigned by Moody's Investors Service, Inc. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change. Percentages exclude short-term securities.
[4]	Credit quality ratings shown above reflect the rating assigned by Moody's Investors Service, Inc. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change. Percentages exclude short-term securities.
[5]	Credit quality ratings shown above reflect the rating assigned by Moody's Investors Service, Inc. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change. Percentages exclude short-term securities.
[6]	Credit quality ratings shown above reflect the rating assigned by Moody's Investors Service, Inc. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change. Percentages exclude short-term securities.
[7]	Credit quality ratings shown above reflect the rating assigned by Moody's Investors Service, Inc. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change. Percentages exclude short-term securities.
[8]	Credit quality ratings shown above reflect the rating assigned by Moody's Investors Service, Inc. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change. Percentages exclude short-term securities.
[9]	Credit quality ratings shown above reflect the rating assigned by Moody's Investors Service, Inc. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change. Percentages exclude short-term securities.
[10]	Credit quality ratings shown above reflect the rating assigned by Moody's Investors Service, Inc. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change. Percentages exclude short-term securities.
[11]	Credit quality ratings shown above reflect the rating assigned by Moody's Investors Service, Inc. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change. Percentages exclude short-term securities.